Long-Term Debt (Details 5) (USD $)	12 Months Ended														12 Months Ended																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 New Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland New Credit Facilities	Jan. 24, 2011 The Royal Bank of Scotland New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank	Dec. 31, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Dec. 31, 2012 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2012 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2008 ABN Amro Lloyds TSB National Bank of Greece item	Dec. 31, 2012 ABN Amro Lloyds TSB National Bank of Greece Previously Existing Credit Facilities	Jan. 24, 2011 ABN Amro Lloyds TSB National Bank of Greece New Credit Facilities	Dec. 31, 2012 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2012 KEXIM Previously Existing Credit Facilities	Dec. 31, 2012 KEXIM ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro Club Facility New Credit Facilities	Dec. 31, 2012 Club Facility New Credit Facilities	Jan. 24, 2011 Club Facility New Credit Facilities	Dec. 31, 2012 Citi-Eurobank New Credit Facilities	Jan. 24, 2011 Citi-Eurobank New Credit Facilities	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro	Feb. 21, 2011 Sinosure CEXIM-Citi-ABN Amro	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro New Credit Facilities	Dec. 31, 2012 Hyundai Samho Vendor	Dec. 31, 2012 Investor Bank
Long-Term Debt.
Exit fee recognized in long-term debt, net of current portion	$ 4,354,000	$ 1,592,000
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date				15,000,000
Additional exit fee payable if minimum specified amount is not repaid with equity proceeds				10,000,000
Minimum amount to be repaid in the aggregate with equity proceeds by specified date				150,000,000
Outstanding Principal Amount				424,800,000	686,800,000	100,000,000		23,750,000	658,200,000	123,800,000		156,800,000	180,000,000	221,100,000		253,200,000		298,500,000	35,000,000	39,300,000	79,300,000	37,100,000	83,900,000		80,000,000		183,100,000		183,100,000	179,100,000
Maximum borrowing capacity under credit facility							100,000,000				123,800,000				253,200,000		37,100,000							83,900,000		80,000,000		203,400,000
Number of subsidiary which issued put option in respect of preference shares															4
Net assets
Net income	(105,204,000)	13,437,000	(102,341,000)
Weighted average interest rate on long-term borrowings (as a percent)	2.70%	2.50%	2.70%
Interest paid	90,000,000	78,400,000	60,400,000
Interest cost incurred	91,000,000	71,200,000	65,000,000
Interest expense recognized	87,340,000	55,124,000	41,158,000
Interest capitalized	$ 3,700,000	$ 16,100,000	$ 23,800,000